Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 20, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the available five years in the period ended December 31, 2025.
In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Fiscal Year 2025 Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our principal executive officers (“PEOs”) and the average “actual” compensation paid to our non-PEO NEOs.
The following table summarizes compensation values reported in the Fiscal Year 2025 Summary Compensation Table for our PEOs and the average for our non-PEO NEOs, as compared to Compensation Actually Paid (“CAP”) and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, and 2022:

Year	Summary Compensation Table Total for Current PEO(1)	Summary Compensation Table for Former PEO(2)	Compensation Actually Paid to Current PEO(3)	Compensation Actually Paid to Former PEO(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)	Value of initial fixed $100 investment based on:
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss)(7)
2025	$2,177,800	$—	$6,062,235	$—	$1,633,779	$4,328,742	$183.68	$191.32	($125,047,000)
2024	$1,995,245	$—	$71,043	$—	$1,494,212	($60,372)	$86.78	$100.41	($140,270,000)
2023	$971,879	$—	($1,090,621)	$—	$7,030,149	$5,371,399	$115.86	$115.57	($216,075,000)
2022	$10,083,718	$3,103,477	$12,566,218	$9,302,368	$2,181,633	$2,862,386	$139.66	$111.63	($160,221,000)

(1)
The dollar amounts reported for the current PEO are the amounts reported for our CEO, Mr. Melvin (the Company’s President and Chief Executive Officer since November 21, 2022), for each corresponding year in the “Total” column of the applicable Summary Compensation Table.

(2)
The dollar amounts reported for the former PEO are the amounts reported for our former CEO, Mr. Friedland (the Company’s Executive Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table of the Proxy Statement dated April 28, 2023.

(3)	Deductions from, and additions to, total compensation in the applicable Summary Compensation Table (“SCT”) by year to calculate Compensation Actually Paid (“CAP”) include:

		PEO				Former PEO	Average non-PEO NEOs
		2025	2024	2023	2022	2022	2025	2024	2023	2022
Summary Compensation Total		$2,177,800	$1,995,245	$971,879	$10,083,718	$3,103,477	$1,633,779	$1,494,212	$7,030,149	$2,181,633
Adjustments for Equity Awards
Deduct:	Grant date values in SCT	($1,126,371)	($999,904)	$—	($10,026,668)	($3,103,477)	($1,101,760)	($989,854)	($6,362,084)	($2,036,581)
Add:	Year-end fair value of unvested awards granted in the current year	$1,820,890	$551,538	$—	$12,509,168	$3,962,783	$1,874,415	$480,587	$4,703,334	$2,717,334
Add:	Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,396,205	($1,110,837)	($1,961,668)	$—	$3,989,797	$1,492,173	($853,182)	$—	$—
Add:	Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vested at prior year end or during current year	$1,793,711	($364,999)	($100,832)	$—	$1,349,788	$430,135	($192,135)	$—	$—
Total Adjustments for Equity Awards		$3,884,435	($1,924,202)	($2,062,500)	$2,482,500	$6,198,891	$2,694,963	($1,554,584)	($1,658,750)	$680,753
Compensation Actually Paid		$6,062,235	$71,043	($1,090,621)	$12,566,218	$9,302,368	$4,328,742	($60,372)	$5,371,399	$2,862,386

(4)
The dollar amounts reported for the non- PEO Named Executive Officers for 2025 are the average of the amounts reported for the other NEOs, Robert Friedland, Jordan Neeser, Quentin Markin and Cassandra Joseph, for the corresponding year in the “Total” column of the Fiscal Year 2025 Summary Compensation Table; for 2024, the amounts reported for the non- PEO Named Executive Officers are the average of the amounts reported for the other NEOs, Robert Friedland, Jordan Neeser, Quentin Markin and Cassandra Joseph, for the corresponding year in the “Total” column of the Summary Compensation Table of the Proxy Statement dated April 22, 2025; and the amounts reported for 2023 are the amounts reported for the other NEOs, Quentin Markin and Cassandra Joseph, in the “Total” column of the Summary Compensation Table of the Proxy Statement dated April 24, 2024; and the amounts reported for 2022 are the amounts reported for the other NEOs, Jordan Neeser and Glen Kuntz, in the “Total” column of the Summary Compensation Table of the Proxy Statement dated April 28, 2023.

(5)	Total Shareholder Return assumes the investment of $100 in our common stock beginning on June 30, 2022, which was the closing date of our initial public offering.
(6)	Peer group return is based on the S&P/TSX Equal Weight Global Base Metals Index. Amounts are converted from CAD to USD using the rate from Bank of Canada at each period end.
(7)	The Company’s net loss is reflected in the Company’s audited financial statements.
(8)
For 2025, the Company did not use any financial reporting measures to link compensation actually paid to the Company’s NEOs for fiscal year 2025 to company performance. As discussed under “Compensation Discussion & Analysis-Short Term Incentive Awards,” the Company focused on health, safety and the environment; operational performance; and corporate development in linking compensation to company performance for 2025.

Company Selected Measure Name			did not use
Named Executive Officers, Footnote
(1)
The dollar amounts reported for the current PEO are the amounts reported for our CEO, Mr. Melvin (the Company’s President and Chief Executive Officer since November 21, 2022), for each corresponding year in the “Total” column of the applicable Summary Compensation Table.

(2)
The dollar amounts reported for the former PEO are the amounts reported for our former CEO, Mr. Friedland (the Company’s Executive Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table of the Proxy Statement dated April 28, 2023.

(4)
The dollar amounts reported for the non- PEO Named Executive Officers for 2025 are the average of the amounts reported for the other NEOs, Robert Friedland, Jordan Neeser, Quentin Markin and Cassandra Joseph, for the corresponding year in the “Total” column of the Fiscal Year 2025 Summary Compensation Table; for 2024, the amounts reported for the non- PEO Named Executive Officers are the average of the amounts reported for the other NEOs, Robert Friedland, Jordan Neeser, Quentin Markin and Cassandra Joseph, for the corresponding year in the “Total” column of the Summary Compensation Table of the Proxy Statement dated April 22, 2025; and the amounts reported for 2023 are the amounts reported for the other NEOs, Quentin Markin and Cassandra Joseph, in the “Total” column of the Summary Compensation Table of the Proxy Statement dated April 24, 2024; and the amounts reported for 2022 are the amounts reported for the other NEOs, Jordan Neeser and Glen Kuntz, in the “Total” column of the Summary Compensation Table of the Proxy Statement dated April 28, 2023.

Peer Group Issuers, Footnote
(6)	Peer group return is based on the S&P/TSX Equal Weight Global Base Metals Index. Amounts are converted from CAD to USD using the rate from Bank of Canada at each period end.

Adjustment To PEO Compensation, Footnote
(3)	Deductions from, and additions to, total compensation in the applicable Summary Compensation Table (“SCT”) by year to calculate Compensation Actually Paid (“CAP”) include:

		PEO				Former PEO	Average non-PEO NEOs
		2025	2024	2023	2022	2022	2025	2024	2023	2022
Summary Compensation Total		$2,177,800	$1,995,245	$971,879	$10,083,718	$3,103,477	$1,633,779	$1,494,212	$7,030,149	$2,181,633
Adjustments for Equity Awards
Deduct:	Grant date values in SCT	($1,126,371)	($999,904)	$—	($10,026,668)	($3,103,477)	($1,101,760)	($989,854)	($6,362,084)	($2,036,581)
Add:	Year-end fair value of unvested awards granted in the current year	$1,820,890	$551,538	$—	$12,509,168	$3,962,783	$1,874,415	$480,587	$4,703,334	$2,717,334
Add:	Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,396,205	($1,110,837)	($1,961,668)	$—	$3,989,797	$1,492,173	($853,182)	$—	$—
Add:	Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vested at prior year end or during current year	$1,793,711	($364,999)	($100,832)	$—	$1,349,788	$430,135	($192,135)	$—	$—
Total Adjustments for Equity Awards		$3,884,435	($1,924,202)	($2,062,500)	$2,482,500	$6,198,891	$2,694,963	($1,554,584)	($1,658,750)	$680,753
Compensation Actually Paid		$6,062,235	$71,043	($1,090,621)	$12,566,218	$9,302,368	$4,328,742	($60,372)	$5,371,399	$2,862,386

Non-PEO NEO Average Total Compensation Amount			$ 1,633,779	$ 1,494,212	$ 7,030,149	$ 2,181,633
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,328,742	(60,372)	5,371,399	2,862,386
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Deductions from, and additions to, total compensation in the applicable Summary Compensation Table (“SCT”) by year to calculate Compensation Actually Paid (“CAP”) include:

		PEO				Former PEO	Average non-PEO NEOs
		2025	2024	2023	2022	2022	2025	2024	2023	2022
Summary Compensation Total		$2,177,800	$1,995,245	$971,879	$10,083,718	$3,103,477	$1,633,779	$1,494,212	$7,030,149	$2,181,633
Adjustments for Equity Awards
Deduct:	Grant date values in SCT	($1,126,371)	($999,904)	$—	($10,026,668)	($3,103,477)	($1,101,760)	($989,854)	($6,362,084)	($2,036,581)
Add:	Year-end fair value of unvested awards granted in the current year	$1,820,890	$551,538	$—	$12,509,168	$3,962,783	$1,874,415	$480,587	$4,703,334	$2,717,334
Add:	Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,396,205	($1,110,837)	($1,961,668)	$—	$3,989,797	$1,492,173	($853,182)	$—	$—
Add:	Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vested at prior year end or during current year	$1,793,711	($364,999)	($100,832)	$—	$1,349,788	$430,135	($192,135)	$—	$—
Total Adjustments for Equity Awards		$3,884,435	($1,924,202)	($2,062,500)	$2,482,500	$6,198,891	$2,694,963	($1,554,584)	($1,658,750)	$680,753
Compensation Actually Paid		$6,062,235	$71,043	($1,090,621)	$12,566,218	$9,302,368	$4,328,742	($60,372)	$5,371,399	$2,862,386

Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND TOTAL SHAREHOLDER RETURN
The following chart illustrates the relationship between CAP to our Current PEO, Former PEO and non-PEO NEOs (averaged), and our Company’s TSR over the reporting period.

Compensation Actually Paid vs. Net Income
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND NET INCOME
The following chart illustrates the relationship between CAP to our Current PEO, Former PEO and non-PEO NEOs (averaged), and our Net Income (Loss) over the reporting period.

Total Shareholder Return Vs Peer Group
RELATIONSHIP BETWEEN TOTAL SHAREHOLDER RETURN AND PEER GROUP TOTAL SHAREHOLDER RETURN
The following chart illustrates the relationship between our total shareholder return and our peer group total shareholder return over the reporting period.

Total Shareholder Return Amount			$ 183.68	86.78	115.86	139.66
Peer Group Total Shareholder Return Amount			$ 191.32	$ 100.41	$ 115.57	111.63
PEO Name	Mr. Melvin	Mr. Friedland	Mr. Melvin	Mr. Melvin	Mr. Melvin
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (125,047,000)	$ (140,270,000)	$ (216,075,000)	(160,221,000)
Mr. Melvin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,177,800	1,995,245	971,879	10,083,718
PEO Actually Paid Compensation Amount			6,062,235	71,043	(1,090,621)	12,566,218
Mr. Friedland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	3,103,477
PEO Actually Paid Compensation Amount			0	0	0	9,302,368
PEO | Mr. Melvin [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,884,435	(1,924,202)	(2,062,500)	2,482,500
PEO | Mr. Melvin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,126,371)	(999,904)	0	(10,026,668)
PEO | Mr. Melvin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,820,890	551,538	0	12,509,168
PEO | Mr. Melvin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,396,205	(1,110,837)	(1,961,668)	0
PEO | Mr. Melvin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,793,711	(364,999)	(100,832)	0
PEO | Mr. Friedland [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						6,198,891
PEO | Mr. Friedland [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(3,103,477)
PEO | Mr. Friedland [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,962,783
PEO | Mr. Friedland [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,989,797
PEO | Mr. Friedland [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,349,788
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,694,963	(1,554,584)	(1,658,750)	680,753
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,101,760)	(989,854)	(6,362,084)	(2,036,581)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,874,415	480,587	4,703,334	2,717,334
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,492,173	(853,182)	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 430,135	$ (192,135)	$ 0	$ 0